International Operations (Tables)	12 Months Ended
Dec. 31, 2012
Foreign Revenue, Income before Income Taxes, Net Income and Assets from Foreign Operations

Total revenue, income before income taxes, net income and total assets of our international operations are shown in the table below.

International operations
	International				Total international	Total domestic
(in millions)	EMEA		APAC	Other			Total
2012
Total assets at period end (a)	$78,912	(b)	$18,064	$1,816	$98,792	$260,198	$358,990
Total revenue	3,727	(b)	902	646	5,275	9,280	14,555
Income before taxes	936		429	326	1,691	1,611	3,302
Net income	761		349	265	1,375	1,148	2,523
2011
Total assets at period end (a)	$61,115	(b)	$13,030	$1,694	$75,839	$249,427	$325,266
Total revenue	3,780	(b)	842	769	5,391	9,339	14,730
Income before taxes	1,135		426	350	1,911	1,706	3,617
Net income	867		325	267	1,459	1,110	2,569
2010 (c):
Total assets at period end (a)	$72,629	(b)	$8,806	$3,124	$84,559	$162,422	$246,981
Total revenue	3,497	(b)	745	735	4,977	8,898	13,875
Income before taxes	1,222		394	348	1,964	1,730	3,694
Net income from continuing operations	916		295	261	1,472	1,175	2,647
(a)	Total assets include long-lived assets, which are not considered by management to be significant in relation to total assets. Long-lived assets are primarily located in the United States.
(b)	Includes revenue of approximately $2.3 billion, $2.2 billion and $2.1 billion and assets of approximately $40.0 billion, $28.3 billion and $44.7 billion in 2012, 2011, and 2010, respectively, of international operations domiciled in the UK, which is 16%, 15% and 15% of total revenue and 11%, 9%, and 18% of total assets, respectively.
(c)	Presented on a continuing operations basis.